Mar. 31, 2021
Schwab® Target 2025 Index Fund
Schwab® Target 2025 Index Fund
SCHWAB CAPITAL TRUST
Schwab® Target 2010 Index Fund
Schwab® Target 2015 Index Fund
Schwab® Target 2020 Index Fund
Schwab® Target 2025 Index Fund
Schwab® Target 2030 Index Fund
Schwab® Target 2035 Index Fund
Schwab® Target 2040 Index Fund
Schwab® Target 2045 Index Fund
Schwab® Target 2050 Index Fund
Schwab® Target 2055 Index Fund
Schwab® Target 2060 Index Fund
Schwab® Target 2065 Index Fund
(each a fund and collectively, the funds)
Supplement dated January 12, 2022, to each fund’s currently effective Summary Prospectus,
Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectuses, Statutory Prospectus and SAI.
Effective on or about February 1, 2022, the Summary Prospectuses, Statutory Prospectus and SAI are revised as follows:
4.
Schwab Target 2025 Index Fund

Summary Prospectus and Statutory Prospectus – Under the fund’s “Principal Investment Strategies” section: The second paragraph is deleted and replaced in its entirety with the following:
The fund’s target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy; however, the adviser reserves the right to modify the fund’s target asset allocations from time to time should circumstances warrant a change. In general, the fund’s allocation to equity securities will decrease and its allocation to fixed-income securities will increase as the fund approaches its target date. The fund’s asset allocation as of February 1, 2022 (the most recent annual adjustment of the fund’s target asset allocations), was approximately 53.4% equity securities, 43.5% fixed-income securities, and 3.1% cash and cash equivalents (including money market funds). At the stated target date, the fund’s allocation will be approximately 44.0% equity securities, 52.0% fixed-income securities, and 4.0% cash and cash equivalents (including money market funds). The fund will continue to reduce its allocation to equity securities for 20 years beyond the fund’s stated target date. At such time, the fund’s asset allocation will remain fixed at approximately 28.0% equity securities, 66.0% fixed-income securities, and 6.0% cash and cash equivalents (including money market funds).

4.
Schwab Target 2025 Index Fund

Summary Prospectus and Statutory Prospectus – Under the fund’s “Principal Investment Strategies” section: The second paragraph is deleted and replaced in its entirety with the following:
The fund’s target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy; however, the adviser reserves the right to modify the fund’s target asset allocations from time to time should circumstances warrant a change. In general, the fund’s allocation to equity securities will decrease and its allocation to fixed-income securities will increase as the fund approaches its target date. The fund’s asset allocation as of February 1, 2022 (the most recent annual adjustment of the fund’s target asset allocations), was approximately 53.4% equity securities, 43.5% fixed-income securities, and 3.1% cash and cash equivalents (including money market funds). At the stated target date, the fund’s allocation will be approximately 44.0% equity securities, 52.0% fixed-income securities, and 4.0% cash and cash equivalents (including money market funds). The fund will continue to reduce its allocation to equity securities for 20 years beyond the fund’s stated target date. At such time, the fund’s asset allocation will remain fixed at approximately 28.0% equity securities, 66.0% fixed-income securities, and 6.0% cash and cash equivalents (including money market funds).